Changes to IFRS Not Yet Adopted	12 Months Ended
Dec. 31, 2019
Accounting Policies, Changes In Accounting Estimates And Errors [Abstract]
Changes to IFRS Not Yet Adopted
2B - CHANGES TO IFRS NOT YET ADOPTED

Inter-Bank Offered Rate ("IBOR") Reform - Phase 1
Amendments to IFRS 9 Financial Instruments ("IFRS 9") and IFRS 7 Financial Instruments: Disclosures ("IFRS 7") were issued in September 2019. The amendments contain a temporary exception from applying specific hedge accounting requirements pre-IBOR reform (Phase 1). Further amendments to IFRS standards (Phase 2) are expected to address potential financial reporting implications when an existing interest rate benchmark is replaced with an alternative.

Shell’s fixed rate debt hedged to floating rate will be affected by the market-wide replacement of London Inter-Bank Offered Rate ("LIBOR") to alternative risk-free reference rates, most significantly by reform of dollar LIBOR.

The majority of Shell's debt related interest rate and currency swaps were designated in fair value hedge relationships at December 31, 2019. In relation to the required prospective assessment of the existence of an economic relationship between the hedged items and hedging instruments for these hedge relationships, Shell will apply the temporary exception in IFRS 9 on hedge relationships directly affected by the IBOR reform. By applying the exception, Shell anticipates that the interest rate benchmark on which the hedged risk is based is not altered as a result of the IBOR reform.

The notional amount of hedging instruments designated in hedge relationships affected by the reform, at December 31, 2019, was $31,823 million.

A Group-wide project is in progress to manage the transition to alternative benchmark rates.

IFRS 17 Insurance contracts ("IFRS 17")
IFRS 17 was issued in 2017, and is currently envisaged to become effective for annual reporting periods beginning on or after January 1, 2021 (the IASB is presently reviewing the effective date, with a potential extension by one or two years). The IFRS 17 model combines a current balance sheet measurement of insurance contracts with recognition of profit over the period that services are provided. The general model in the standard requires insurance contract liabilities to be measured using probability-weighted current estimates of future cash flows, an adjustment for risk, and a contractual service margin representing the profit expected from fulfilling the contracts. Effects of changes in the estimates of future cash flows and the risk adjustment relating to future services are recognised over the period services are provided rather than immediately in profit or loss. Shell is in the process of evaluating the initial impact of this pronouncement.